TRUCKING ACQUISITION, Allocation of Purchase Price (Details)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Sep. 15, 2021 USD ($)
Net assets acquired and liabilities assumed [abstract]
Purchase obligation	$ 1,616,704	$ 660,972
Trucking [Member]
Purchase price consideration [Abstract]
Consideration - cash			$ 1,860,000
Consideration - shares			1,240,000
Fair value of consideration			3,100,000
Net assets acquired and liabilities assumed [abstract]
Cash			117,321
Prepaid expenses			20,440
Loans payable			(52,042)
Accounts payable and accrued liabilities			(59,657)
Customer contract			3,073,938
Total net assets acquired and liabilities assumed			$ 3,100,000
Purchase obligation	$ 704,288	$ 660,972